Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Capital
Common Equity Tier 1 capital	[1],[2]	$ 58,060	$ 57,041
Net Tier 1 capital	[1],[2]	66,952	65,223
Total regulatory capital	[1],[2]	75,401	75,651
Total loss absorbing capacity (TLAC)	[1],[2],[3]	130,445	134,504
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1],[2],[4]	451,018	440,017
Leverage exposures	[5]	$ 1,547,503	$ 1,562,963
Regulatory ratios
Common Equity Tier 1 capital ratio	[1],[2]	12.90%	13.00%
Tier 1 capital ratio	[1],[2]	14.80%	14.80%
Total capital ratio	[1],[2]	16.70%	17.20%
Total loss absorbing capacity ratio	[1],[2],[3]	28.90%	30.60%
Leverage ratio	[1],[2],[5]	4.30%	4.20%
Total loss absorbing capacity leverage ratio	[1],[2],[3]	8.40%	8.60%

[1]
The Q1 2024 regulatory capital ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023). The prior year regulatory capital ratios were based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (February 2023)
.
[2]	Regulatory ratios and amounts reported are under Revised Basel III requirements.
[3]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[4]	As at January 31, 2024, CET1, Tier 1, Total Capital and TLAC
risk-weighted assets (
RWA
)

include a Basel III floor adjustment of $7.8 billion (
as at
October 31, 2023
, the Bank did not have a regulatory capital floor add-on to risk-weighted assets for CET1, Tier 1, Total Capital and TLAC RWA
).
[5]	The leverage ratios are based on Revised Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).